SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning balance	$ 966,148	$ 466,934
Additions	74,415	588,320
Disposals	(75,437)	(89,106)
Property, plant and equipment, cost, ending balance	965,126	966,148
Accumulated depreciation Property, plant and equipment, beginning balance	561,457	169,891
Charge for the period	26,666	469,917
Disposals	(50,866)	(78,351)
Accumulated depreciation Property, plant and equipment, ending balance	537,257	561,457
Property, plant and equipment, net	427,869	404,691
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning balance	95,662	54,110
Additions	7,510	60,240
Disposals		(18,688)
Property, plant and equipment, cost, ending balance	103,172	95,662
Accumulated depreciation Property, plant and equipment, beginning balance	41,998	25,291
Charge for the period	4,325	32,627
Disposals		(15,920)
Accumulated depreciation Property, plant and equipment, ending balance	46,323	41,998
Property, plant and equipment, net	56,849	53,664
Furniture and equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning balance	834,453	342,472
Additions	66,905	528,080
Disposals	(75,437)	(36,099)
Property, plant and equipment, cost, ending balance	825,921	834,453
Accumulated depreciation Property, plant and equipment, beginning balance	502,790	102,277
Charge for the period	20,888	433,855
Disposals	(50,866)	(33,342)
Accumulated depreciation Property, plant and equipment, ending balance	472,812	502,790
Property, plant and equipment, net	353,109	331,663
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning balance		4,352
Additions
Disposals		(4,352)
Property, plant and equipment, cost, ending balance
Accumulated depreciation Property, plant and equipment, beginning balance		4,352
Charge for the period
Disposals		(4,352)
Accumulated depreciation Property, plant and equipment, ending balance
Property, plant and equipment, net
Computer software [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning balance		29,967
Additions
Disposals		(29,967)
Property, plant and equipment, cost, ending balance
Accumulated depreciation Property, plant and equipment, beginning balance		24,737
Charge for the period
Disposals		(24,737)
Accumulated depreciation Property, plant and equipment, ending balance
Property, plant and equipment, net
Vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning balance	36,033	36,033
Additions
Disposals
Property, plant and equipment, cost, ending balance	36,033	36,033
Accumulated depreciation Property, plant and equipment, beginning balance	16,669	13,234
Charge for the period	1,453	3,435
Disposals
Accumulated depreciation Property, plant and equipment, ending balance	18,122	16,669
Property, plant and equipment, net	$ 17,911	$ 19,364